Cash	12 Months Ended
Dec. 31, 2023
Cash
Cash

24.  Cash

	December 31, 2023	December 31, 2022
Current accounts	71,783	86,759
Bank deposits	15	15
Cash	71,798	86,774

Currency	December 31, 2023	December 31, 2022
United States Dollars	58,840	68,517
Euro	12,533	17,057
Russian Ruble	89	1,078
Armenian Dram	55	26
Kazakhstani Tenge	269	96
United Arab Emirates Dirham	12	—
Total	71,798	86,774

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2023 and 2022.